Quarterly Holdings Report
for
Fidelity® International Sustainability Index Fund
July 31, 2023
ISY-NPRT3-0923
1.9883820.106
Common Stocks - 97.1%
	Shares	Value ($)
Australia - 3.8%
ANZ Group Holdings Ltd.	92,281	1,601,000
APA Group unit	36,222	243,303
Aristocrat Leisure Ltd.	18,128	478,905
ASX Ltd.	5,950	248,230
Aurizon Holdings Ltd.	56,404	144,348
BlueScope Steel Ltd.	14,153	207,623
Brambles Ltd.	42,794	404,438
Cochlear Ltd.	2,035	326,937
Coles Group Ltd.	41,044	501,485
Computershare Ltd.	17,613	296,713
DEXUS Property Group unit	32,937	181,858
EBOS Group Ltd.	4,752	113,779
Endeavour Group Ltd.	44,454	181,547
Fortescue Metals Group Ltd.	52,042	757,859
Goodman Group unit	51,978	717,126
IDP Education Ltd.	7,714	128,916
IGO Ltd.	20,940	194,102
Lendlease Group unit	21,118	122,416
Macquarie Group Ltd.	11,284	1,326,482
Mineral Resources Ltd.	5,336	256,019
Mirvac Group unit	121,129	190,388
Newcrest Mining Ltd.	27,489	493,069
Northern Star Resources Ltd.	35,365	273,416
Orica Ltd.	13,943	147,507
Pilbara Minerals Ltd.	82,944	269,653
QBE Insurance Group Ltd.	45,625	483,292
Ramsay Health Care Ltd.	5,679	224,717
REA Group Ltd.	1,624	171,840
Scentre Group unit	159,342	300,754
SEEK Ltd.	10,461	174,964
Sonic Healthcare Ltd.	13,747	324,570
Stockland Corp. Ltd. unit	73,310	207,803
Suncorp Group Ltd.	39,216	374,838
Telstra Group Ltd.	124,159	355,274
The GPT Group unit	58,757	171,287
Transurban Group unit	94,705	912,215
Vicinity Centres unit	118,838	157,651
Woodside Energy Group Ltd.	58,369	1,504,472
TOTAL AUSTRALIA		15,170,796
Austria - 0.2%
Mondi PLC	8,889	155,772
Mondi PLC	6,093	106,421
OMV AG	4,488	202,317
Verbund AG	2,096	173,648
TOTAL AUSTRIA		638,158
Belgium - 0.2%
KBC Group NV	7,693	579,012
Umicore SA	6,521	193,120
TOTAL BELGIUM		772,132
Brazil - 1.0%
Atacadao SA	19,400	56,287
Banco Bradesco SA	6,910	21,700
Banco Santander SA (Brasil) unit	11,500	69,456
CCR SA	31,200	87,687
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	10,500	129,009
Cosan SA	37,444	157,892
Energisa SA unit	6,400	67,928
Equatorial Energia SA	32,215	228,494
Hapvida Participacoes e Investimentos SA (a)(b)	160,300	162,715
Klabin SA unit	23,400	113,814
Localiza Rent a Car SA	27,550	391,628
Lojas Renner SA	29,565	117,228
Natura & Co. Holding SA	27,613	106,686
Prio SA (a)	23,200	223,819
Raia Drogasil SA	39,580	242,481
Rede D'Oregon Sao Luiz SA (b)	17,902	136,288
Rumo SA	40,000	196,585
Telefonica Brasil SA	12,900	114,876
TIM SA	26,100	79,149
Totvs SA	16,400	102,553
Ultrapar Participacoes SA	22,400	89,482
Weg SA	51,380	433,749
Wheaton Precious Metals Corp.	13,887	622,711
TOTAL BRAZIL		3,952,217
Burkina Faso - 0.0%
Endeavour Mining PLC	5,706	137,669
Canada - 7.3%
Agnico Eagle Mines Ltd. (Canada)	15,126	792,978
Algonquin Power & Utilities Corp.	20,990	173,186
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	24,141	1,222,199
Bank of Montreal	21,812	2,026,954
Bank of Nova Scotia	36,625	1,844,235
Brookfield Corp. (Canada) Class A	43,320	1,512,167
CAE, Inc. (a)	9,830	224,607
Cameco Corp.	13,323	468,399
Canadian Apartment Properties (REIT) unit	2,545	99,222
Canadian National Railway Co.	17,466	2,117,139
Canadian Tire Ltd. Class A (non-vtg.)	1,668	229,091
Dollarama, Inc.	8,758	576,893
Enbridge, Inc.	62,264	2,289,128
FirstService Corp.	1,232	192,949
Fortis, Inc.	14,891	634,758
Gildan Activewear, Inc.	5,520	171,672
Hydro One Ltd. (b)	10,132	285,831
Intact Financial Corp.	5,387	795,845
Ivanhoe Mines Ltd. (a)	18,822	199,546
Keyera Corp.	7,068	176,935
Kinross Gold Corp.	38,614	192,389
Magna International, Inc. Class A (sub. vtg.)	8,351	537,101
Metro, Inc.	7,151	384,868
National Bank of Canada	10,374	812,518
Nutrien Ltd.	15,365	1,058,823
Open Text Corp.	8,309	356,897
Parkland Corp.	4,317	117,890
Pembina Pipeline Corp.	16,945	536,499
RB Global, Inc.	5,584	360,621
RioCan (REIT)	4,496	68,361
Rogers Communications, Inc. Class B (non-vtg.)	10,897	477,149
Shopify, Inc. Class A (a)	36,801	2,486,052
Sun Life Financial, Inc.	18,034	949,122
TELUS Corp.	14,576	259,542
The Toronto-Dominion Bank	55,991	3,692,396
Thomson Reuters Corp.	4,964	670,073
Toromont Industries Ltd.	2,561	218,199
West Fraser Timber Co. Ltd.	1,745	147,021
TOTAL CANADA		29,359,255
Chile - 0.2%
Antofagasta PLC	12,117	260,857
Cencosud SA	38,790	83,365
Empresas CMPC SA	34,464	68,029
Empresas COPEC SA	12,020	92,198
Enel Americas SA (a)	661,334	89,392
Falabella SA	26,789	74,082
Lundin Mining Corp.	20,250	181,054
TOTAL CHILE		848,977
China - 10.0%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	3,600	13,548
3SBio, Inc. (b)	56,500	54,262
AAC Technology Holdings, Inc.	22,000	50,156
Agricultural Bank of China Ltd.:
(A Shares)	118,100	59,854
(H Shares)	949,000	344,365
Air China Ltd.:
(A Shares) (a)	29,500	38,616
(H Shares) (a)	34,000	27,771
Airtac International Group	4,000	118,402
Alibaba Group Holding Ltd. (a)	508,600	6,499,596
Alibaba Health Information Technology Ltd. (a)	148,000	104,753
Angel Yeast Co. Ltd. (A Shares)	1,700	8,820
Anjoy Foods Group Co. Ltd. (A Shares)	500	10,794
Baidu, Inc. Class A (a)	69,312	1,355,104
BBMG Corp. (A Shares)	23,600	7,963
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	58,000	37,854
Beijing Easpring Material Technology Co. Ltd. (A Shares)	900	6,219
Beijing Enterprises Water Group Ltd.	132,000	32,158
Beijing Tongrentang Co. Ltd. (A Shares)	2,600	18,575
BOC Aviation Ltd. Class A (b)	6,400	53,505
BOC Hong Kong (Holdings) Ltd.	113,500	344,914
Bosideng International Holdings Ltd.	118,000	53,864
By-Health Co. Ltd. (A Shares)	3,800	11,257
BYD Co. Ltd.:
(A Shares)	3,600	137,089
(H Shares)	30,000	1,068,541
CECEP Solar Energy Co. Ltd. (A Shares)	5,500	5,082
CECEP Wind-Power Corp. (A Shares)	15,120	7,748
Chengxin Lithium Group Co. Ltd. (A Shares)	1,500	5,779
China Baoan Group Co. Ltd. (A Shares)	4,400	7,096
China Communications Services Corp. Ltd. (H Shares)	70,000	33,210
China Conch Venture Holdings Ltd.	45,000	56,200
China Construction Bank Corp.:
(A Shares)	35,500	30,615
(H Shares)	2,907,000	1,694,370
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	10,900	7,462
(H Shares) (a)	20,000	7,770
China Everbright International Ltd.	113,962	45,299
China Feihe Ltd. (b)	113,000	68,824
China Jinmao Holdings Group Ltd.	184,000	29,963
China Jushi Co. Ltd. (A Shares)	7,857	16,324
China Liansu Group Holdings Ltd.	34,000	23,106
China Literature Ltd. (a)(b)	12,400	55,967
China Medical System Holdings Ltd.	42,000	70,548
China Mengniu Dairy Co. Ltd.	97,000	366,289
China Merchants Bank Co. Ltd.:
(A Shares)	36,300	180,717
(H Shares)	122,000	601,482
China Overseas Land and Investment Ltd.	118,000	277,793
China Resource Gas Group Ltd.	28,500	98,302
China Resources Cement Holdings Ltd.	72,000	31,204
China Resources Land Ltd.	98,000	453,628
China Resources Pharmaceutical Group Ltd. (b)	48,500	37,624
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	1,800	12,628
China Ruyi Holdings Ltd. (a)	184,000	55,680
China Southern Airlines Ltd.:
(A Shares) (a)	52,900	51,768
(H Shares) (a)	12,000	7,493
China Three Gorges Renewables Group Co. Ltd. (A Shares)	55,500	41,881
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	3,400	59,867
(H Shares) (b)	2,700	43,033
China Vanke Co. Ltd.:
(A Shares)	10,900	23,272
(H Shares)	80,000	112,631
Chow Tai Fook Jewellery Group Ltd.	61,600	106,946
CITIC Pacific Ltd.	179,000	201,059
Cmoc Group Ltd.:
(A Shares)	20,600	17,794
(H Shares)	132,000	88,012
Contemporary Amperex Technology Co. Ltd.	8,140	270,942
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	56,900	80,617
(H Shares)	52,000	54,874
Country Garden Services Holdings Co. Ltd.	69,000	77,680
CSPC Pharmaceutical Group Ltd.	275,280	229,935
Dali Foods Group Co. Ltd. (b)	64,000	29,789
East Buy Holding Ltd. (a)(b)	12,500	60,585
Ecovacs Robotics Co. Ltd. Class A	1,100	12,172
ENN Energy Holdings Ltd.	24,400	293,311
ENN Natural Gas Co. Ltd. (A Shares)	4,000	10,304
Far East Horizon Ltd.	40,000	30,004
Fosun International Ltd.	75,500	54,890
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	1,820	15,245
(H Shares) (b)	13,440	85,994
Geely Automobile Holdings Ltd.	186,000	268,546
GEM Co. Ltd. (A Shares)	8,600	8,476
Genscript Biotech Corp. (a)	36,000	92,136
Ginlong Technologies Co. Ltd. (A Shares)	800	10,587
Goldwind Science & Technology Co. Ltd. (H Shares)	15,218	10,420
GoodWe Technologies Co. Ltd. (A Shares)	282	6,534
Greentown China Holdings Ltd.	31,000	35,377
Greentown Service Group Co. Ltd.	42,000	21,972
Guangzhou Baiyunshan Pharma Health (A Shares)	2,800	12,489
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	900	9,072
Haier Smart Home Co. Ltd.	83,600	274,918
Haier Smart Home Co. Ltd. (A Shares)	4,000	13,832
Haitian International Holdings Ltd.	17,000	42,332
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (b)	5,000	32,312
Hansoh Pharmaceutical Group Co. Ltd. (b)	36,000	58,162
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	6,700	23,675
Huadong Medicine Co. Ltd. (A Shares)	3,400	20,673
Huatai Securities Co. Ltd. (A Shares)	40,100	95,214
Huaxin Cement Co. Ltd. (A Shares)	3,100	6,041
Industrial & Commercial Bank of China Ltd.:
(A Shares)	76,400	51,020
(H Shares)	1,787,000	872,642
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,600	46,544
Jafron Biomedical Co. Ltd. (A Shares)	1,800	5,967
JD.com, Inc. Class A	72,000	1,490,658
Jiangsu Eastern Shenghong Co. Ltd.	11,600	20,398
Jiangsu Expressway Co. Ltd. (H Shares)	38,000	34,741
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	11,800	73,647
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	6,100	13,442
Jiumaojiu International Holdings Ltd. (b)	29,000	56,670
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	3,900	6,863
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	1,500	7,358
Kanzhun Ltd. ADR (a)	5,592	104,459
Kingdee International Software Group Co. Ltd. (a)	85,000	147,790
Kuaishou Technology Class B (a)(b)	71,300	614,364
Kuang-Chi Technologies Co. Ltd. (A Shares)	4,100	8,610
Kunlun Energy Co. Ltd.	120,000	97,706
Lenovo Group Ltd.	224,000	256,775
Li Auto, Inc. Class A (a)	34,530	741,257
Livzon Pharmaceutical Group, Inc. (A Shares)	1,300	6,694
Longfor Properties Co. Ltd. (b)	58,500	155,647
Microport Scientific Corp. (a)	25,300	50,542
Ming Yang Smart Energy Group Ltd. (A Shares)	3,900	9,844
MINISO Group Holding Ltd. ADR	2,918	61,307
NetEase, Inc.	60,600	1,319,888
NIO, Inc. sponsored ADR (a)	42,116	644,375
Nongfu Spring Co. Ltd. (H Shares) (b)	54,200	314,821
Ovctek China, Inc. (A Shares)	1,640	7,813
Perfect World Co. Ltd. (A Shares)	3,600	7,565
Pharmaron Beijing Co. Ltd.:
(A Shares)	4,050	16,046
(H Shares) (b)	8,100	21,032
Ping An Healthcare and Technology Co. Ltd. (a)(b)	17,700	46,412
Pop Mart International Group Ltd. (b)	14,800	41,655
Postal Savings Bank of China Co. Ltd.	12,500	9,083
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	292,000	178,969
Prosus NV	24,631	1,950,701
Pylon Technologies Co. Ltd. (Series A)	263	6,525
SF Holding Co. Ltd. (A Shares)	9,100	63,382
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	23,900	10,841
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	77,200	99,384
Shanghai Electric Group Co. Ltd. (A Shares) (a)	25,000	16,695
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	3,000	13,314
(H Shares)	17,000	44,686
Shanghai M&G Stationery, Inc. (A Shares)	1,800	11,277
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	5,349
(H Shares)	28,400	51,419
Shanghai Putailai New Energy Technology Co. Ltd.	3,785	20,873
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,500	24,854
Shenzhen International Holdings Ltd.	42,323	39,616
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	2,200	91,169
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	1,400	3,493
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	16,400	7,439
Sinopharm Group Co. Ltd. (H Shares)	42,000	131,672
SKSHU Paint Co. Ltd. (A Shares)	868	9,943
Sungrow Power Supply Co. Ltd. (A Shares)	2,900	45,269
TCL Technology Group Corp. (A Shares)	36,000	21,622
Tencent Holdings Ltd.	191,200	8,787,772
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	3,100	6,189
Tongcheng Travel Holdings Ltd. (a)	37,200	89,579
Topchoice Medical Corp. (a)	500	8,071
Uni-President China Holdings Ltd.	38,000	32,792
Vipshop Holdings Ltd. ADR (a)	10,936	205,925
Want Want China Holdings Ltd.	146,000	101,653
Weichai Power Co. Ltd.:
(A Shares)	36,600	67,637
(H Shares)	33,000	48,661
WuXi AppTec Co. Ltd.	3,776	37,888
WuXi AppTec Co. Ltd. (H Shares) (b)	12,180	114,867
Wuxi Biologics (Cayman), Inc. (a)(b)	117,000	661,593
XPeng, Inc. Class A (a)	31,816	339,379
Yadea Group Holdings Ltd. (b)	38,000	86,048
Yihai International Holding Ltd.	16,000	36,518
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	2,800	16,503
Yum China Holdings, Inc.	12,872	785,449
Yunnan Baiyao Group Co. Ltd. (A Shares)	3,420	25,774
Yunnan Energy New Material Co. Ltd. (a)	1,700	22,967
Zai Lab Ltd. ADR (a)	2,860	85,972
Zangge Mining Co. Ltd. (Series A)	3,000	10,105
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,100	44,656
Zhejiang Chint Electric Co. Ltd. (A Shares)	3,900	15,457
Zhejiang Expressway Co. Ltd. (H Shares)	38,000	30,453
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	2,958	20,843
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	1,700	6,409
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,100	6,377
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	25,000	13,624
ZTO Express, Inc. sponsored ADR	13,053	362,873
TOTAL CHINA		40,125,717
Colombia - 0.0%
Bancolombia SA	4,385	37,330
Interconexion Electrica SA ESP	13,498	59,108
TOTAL COLOMBIA		96,438
Czech Republic - 0.0%
Komercni Banka A/S	2,271	74,473
MONETA Money Bank A/S (b)	10,358	40,760
TOTAL CZECH REPUBLIC		115,233
Denmark - 3.3%
A.P. Moller - Maersk A/S:
Series A	90	180,999
Series B	160	328,673
Chr. Hansen Holding A/S	3,244	245,069
Coloplast A/S Series B	3,652	453,927
DSV A/S	5,722	1,145,683
Genmab A/S (a)	2,028	835,941
Novo Nordisk A/S Series B	50,887	8,205,643
Novozymes A/S Series B	6,288	315,448
ORSTED A/S (b)	5,814	507,162
Pandora A/S	2,818	282,074
Rockwool International A/S Series B	281	75,646
Vestas Wind Systems A/S (a)	31,053	830,558
TOTAL DENMARK		13,406,823
Egypt - 0.0%
Commercial International Bank SAE	72,220	118,029
Commercial International Bank SAE GDR	9,286	11,180
TOTAL EGYPT		129,209
Finland - 1.0%
Elisa Corp. (A Shares)	4,376	228,253
Kesko Oyj	8,474	169,526
Metso Corp.	20,417	231,781
Neste OYJ	13,014	478,776
Nokia Corp.	164,493	646,612
Nordea Bank ABP	99,695	1,127,801
Stora Enso Oyj (R Shares)	17,830	218,684
UPM-Kymmene Corp.	16,392	542,492
Wartsila Corp.	14,572	183,050
TOTAL FINLAND		3,826,975
France - 7.4%
Aeroports de Paris SA	913	126,083
AXA SA	56,401	1,733,701
BNP Paribas SA	34,143	2,251,657
Bouygues SA	6,353	227,574
Carrefour SA	18,238	364,598
Compagnie Generale des Etablissements Michelin SCA Series B	20,845	682,612
Covivio	109	5,266
Credit Agricole SA	37,167	461,442
Danone SA	19,731	1,204,908
Dassault Systemes SA	20,512	876,971
Eiffage SA	2,268	235,951
EssilorLuxottica SA	176	35,401
Gecina SA	1,411	152,580
Getlink SE	10,992	193,311
Hermes International SCA	974	2,159,496
Kering SA	2,288	1,313,690
Klepierre SA	6,617	175,701
L'Oreal SA	7,402	3,444,213
LVMH Moet Hennessy Louis Vuitton SE	8,488	7,883,382
Orange SA	57,218	646,783
Societe Generale Series A	22,348	607,792
Teleperformance	1,816	263,064
TotalEnergies SE	72,733	4,419,004
Valeo SA	6,351	143,499
Worldline SA (a)(b)	7,349	291,131
TOTAL FRANCE		29,899,810
Germany - 2.9%
adidas AG	4,978	1,004,984
Bayerische Motoren Werke AG (BMW)	10,165	1,239,018
Beiersdorf AG	3,098	401,256
Brenntag SE	4,739	367,238
Commerzbank AG	32,725	391,295
Covestro AG (a)(b)	5,936	318,695
Deutsche Borse AG	5,843	1,119,528
Deutsche Lufthansa AG (a)	18,363	185,305
DHL Group	30,928	1,588,729
Evonik Industries AG	6,435	133,086
GEA Group AG	4,722	200,353
HeidelbergCement AG	4,465	361,813
HelloFresh AG (a)	5,032	143,352
Henkel AG & Co. KGaA	3,053	213,289
Knorr-Bremse AG	2,230	156,774
LEG Immobilien AG (a)	2,235	158,157
Merck KGaA	3,971	697,705
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,308	1,622,775
Puma AG	3,245	219,301
Symrise AG	4,076	445,229
Telefonica Deutschland Holding AG	27,397	73,831
Vonovia SE	22,007	512,763
Zalando SE (a)(b)	6,910	238,563
TOTAL GERMANY		11,793,039
Greece - 0.2%
Alpha Bank SA (a)	68,202	122,643
Eurobank Ergasias Services and Holdings SA (a)	79,864	139,399
Hellenic Telecommunications Organization SA	5,985	94,430
Motor Oil (HELLAS) Corinth Refineries SA	2,054	51,943
Mytilineos SA	3,308	137,702
Terna Energy SA	1,630	31,345
TOTAL GREECE		577,462
Hong Kong - 1.6%
AIA Group Ltd.	358,000	3,581,698
Hang Seng Bank Ltd.	23,500	357,672
HKT Trust/HKT Ltd. unit	116,000	136,691
Hong Kong & China Gas Co. Ltd.	344,356	294,510
MTR Corp. Ltd.	48,656	223,662
Prudential PLC	84,627	1,175,159
Sino Biopharmaceutical Ltd.	320,750	144,769
Sino Land Ltd.	112,219	137,416
Swire Pacific Ltd. (A Shares)	13,500	112,429
Swire Properties Ltd.	36,000	90,013
Vinda International Holdings Ltd.	11,000	22,172
WH Group Ltd. (b)	256,000	139,722
TOTAL HONG KONG		6,415,913
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	13,882	109,629
OTP Bank PLC	7,311	266,044
Richter Gedeon PLC	4,304	108,571
TOTAL HUNGARY		484,244
India - 3.7%
ABB India Ltd.	1,638	90,680
Adani Green Energy Ltd. (a)	9,736	129,431
Asian Paints Ltd.	11,794	484,344
AU Small Finance Bank Ltd. (b)	5,111	45,358
Axis Bank Ltd.	70,032	812,300
Bajaj Finance Ltd.	8,371	743,079
Berger Paints India Ltd.	7,493	62,174
Bharti Airtel Ltd.	68,532	741,569
Britannia Industries Ltd.	3,296	192,131
Colgate-Palmolive Ltd.	3,751	92,106
Dabur India Ltd.	19,034	133,219
DLF Ltd.	19,022	119,986
Eicher Motors Ltd.	4,207	172,163
GAIL India Ltd.	70,836	102,585
Grasim Industries Ltd.	8,051	181,055
Havells India Ltd.	7,749	125,700
HCL Technologies Ltd.	29,117	395,367
Hero Motocorp Ltd.	3,386	131,903
Hindalco Industries Ltd.	37,854	212,929
Hindustan Unilever Ltd.	25,270	786,861
ICICI Prudential Life Insurance Co. Ltd. (b)	11,483	80,914
Indraprastha Gas Ltd.	9,758	54,948
Info Edge India Ltd.	2,166	120,813
Infosys Ltd.	102,122	1,690,414
Jio Financial Services Ltd. (c)	93,593	297,998
Kotak Mahindra Bank Ltd.	33,585	758,174
Lupin Ltd.	6,296	75,443
Mahindra & Mahindra Ltd.	28,689	514,616
Marico Ltd.	15,895	108,341
Nestle India Ltd.	1,038	284,659
PI Industries Ltd.	2,334	102,615
Reliance Industries Ltd.	93,593	2,901,167
Shree Cement Ltd.	279	81,788
Shriram Transport Finance Co. Ltd.	8,573	197,349
Siemens Ltd.	2,745	132,944
Tata Consultancy Services Ltd.	28,118	1,169,800
The Indian Hotels Co. Ltd.	26,236	126,044
Torrent Pharmaceuticals Ltd.	3,127	76,154
Tvs Motor Co. Ltd.	7,321	122,554
UPL Ltd.	15,035	114,207
Zomato Ltd. (a)	131,429	134,401
TOTAL INDIA		14,900,283
Indonesia - 0.6%
PT Aneka Tambang Tbk	258,300	34,000
PT Bank Central Asia Tbk	1,705,500	1,032,008
PT Bank Rakyat Indonesia (Persero) Tbk	2,096,400	785,455
PT Barito Pacific Tbk	869,368	44,679
PT Kalbe Farma Tbk	648,800	82,391
PT Merdeka Copper Gold Tbk (a)	370,718	86,288
PT Sarana Menara Nusantara Tbk	624,600	42,040
PT Telkom Indonesia Persero Tbk	1,522,200	375,033
PT Unilever Indonesia Tbk	235,700	60,175
TOTAL INDONESIA		2,542,069
Ireland - 0.6%
CRH PLC	22,781	1,357,085
Kerry Group PLC Class A	4,900	486,819
Kingspan Group PLC (Ireland)	4,752	381,412
Smurfit Kappa Group PLC	7,975	315,579
TOTAL IRELAND		2,540,895
Israel - 0.1%
Bank Leumi le-Israel BM	47,441	378,971
Italy - 1.1%
Assicurazioni Generali SpA	31,146	663,669
Coca-Cola HBC AG	6,781	199,459
Enel SpA	249,996	1,723,772
FinecoBank SpA	18,766	291,238
Mediobanca SpA	16,920	225,475
Moncler SpA	6,333	457,617
Nexi SpA (a)(b)	18,094	156,648
Poste Italiane SpA (b)	15,994	182,800
Prysmian SpA	7,850	312,876
Terna - Rete Elettrica Nazionale	43,225	365,379
TOTAL ITALY		4,578,933
Japan - 14.9%
Advantest Corp.	5,900	809,739
AEON Co. Ltd.	20,200	437,041
Ajinomoto Co., Inc.	13,800	537,100
Ana Holdings, Inc. (a)	4,800	114,918
Asahi Kasei Corp.	38,600	263,049
Astellas Pharma, Inc.	55,600	813,003
Azbil Corp.	3,500	110,217
Bridgestone Corp.	17,500	724,897
Brother Industries Ltd.	7,100	110,469
Dai Nippon Printing Co. Ltd.	6,700	190,218
Daifuku Co. Ltd.	9,300	198,401
Daiichi Sankyo Kabushiki Kaisha	56,900	1,752,498
Daikin Industries Ltd.	8,100	1,637,810
Daiwa House Industry Co. Ltd.	18,400	499,496
Daiwa Securities Group, Inc.	41,100	222,480
Eisai Co. Ltd.	7,700	485,820
FANUC Corp.	29,500	902,477
Fast Retailing Co. Ltd.	5,400	1,349,763
Fuji Electric Co. Ltd.	3,900	175,941
FUJIFILM Holdings Corp.	11,500	666,647
Fujitsu Ltd.	5,400	697,846
Hankyu Hanshin Holdings, Inc.	7,000	232,292
Hirose Electric Co. Ltd.	900	113,809
Hitachi Construction Machinery Co. Ltd.	3,300	98,746
Hitachi Ltd.	28,800	1,882,279
Hoya Corp.	11,000	1,278,108
Hulic Co. Ltd.	11,800	100,321
Ibiden Co. Ltd.	3,500	212,217
INPEX Corp.	29,800	383,851
Isuzu Motors Ltd.	17,900	231,763
Itochu Corp.	36,500	1,475,240
ITOCHU Techno-Solutions Corp.	3,000	75,957
JFE Holdings, Inc.	15,100	243,803
JSR Corp.	5,400	154,562
Kao Corp.	14,300	543,280
KDDI Corp.	46,000	1,353,858
Keio Corp.	3,200	106,258
Kikkoman Corp.	4,200	241,611
Komatsu Ltd.	28,400	795,610
Kubota Corp.	31,100	468,801
Kurita Water Industries Ltd.	3,200	128,414
Kyowa Hakko Kirin Co., Ltd.	8,300	158,456
LIXIL Group Corp.	8,800	112,424
Marubeni Corp.	46,800	826,850
MatsukiyoCocokara & Co.	3,500	204,565
Mazda Motor Corp.	17,800	176,585
McDonald's Holdings Co. (Japan) Ltd.	2,700	106,281
Meiji Holdings Co. Ltd.	6,800	157,160
Mitsubishi Chemical Holdings Corp.	39,400	235,267
Mitsubishi Estate Co. Ltd.	34,600	424,047
Mitsui Chemicals, Inc.	5,200	149,130
Mitsui Fudosan Co. Ltd.	27,700	568,253
Mizuho Financial Group, Inc.	74,200	1,258,830
MS&AD Insurance Group Holdings, Inc.	13,200	491,016
NEC Corp.	7,500	378,677
Nintendo Co. Ltd.	31,890	1,442,536
Nippon Express Holdings, Inc.	2,200	128,893
Nippon Paint Holdings Co. Ltd.	29,200	267,237
Nippon Prologis REIT, Inc.	68	138,949
Nissin Food Holdings Co. Ltd.	1,900	160,264
Nitori Holdings Co. Ltd.	2,500	306,734
Nitto Denko Corp.	4,600	326,574
Nomura Holdings, Inc.	89,500	370,259
Nomura Real Estate Holdings, Inc.	3,400	84,196
Nomura Research Institute Ltd.	11,900	338,138
NTT Data Corp.	19,400	269,390
OMRON Corp.	5,400	289,311
Ono Pharmaceutical Co. Ltd.	11,900	218,071
Open House Group Co. Ltd.	2,400	91,165
Oriental Land Co. Ltd.	33,500	1,283,344
ORIX Corp.	36,100	692,996
Osaka Gas Co. Ltd.	11,700	184,055
Pan Pacific International Holdings Ltd.	11,700	231,015
Panasonic Holdings Corp.	67,900	838,116
Rakuten Group, Inc.	45,900	179,096
Recruit Holdings Co. Ltd.	44,300	1,534,361
Renesas Electronics Corp. (a)	39,100	754,389
Ricoh Co. Ltd.	16,800	149,206
SCSK Corp.	4,900	81,371
Secom Co. Ltd.	6,500	435,557
Seiko Epson Corp.	8,900	145,920
Sekisui Chemical Co. Ltd.	11,300	171,488
Sekisui House Ltd.	19,000	387,172
Seven & i Holdings Co. Ltd.	23,100	956,864
SG Holdings Co. Ltd.	9,800	142,903
Sharp Corp. (a)	7,000	41,577
Shimadzu Corp.	7,300	221,209
SHIMIZU Corp.	17,100	117,746
Shin-Etsu Chemical Co. Ltd.	56,000	1,844,912
Shionogi & Co. Ltd.	8,000	335,264
SoftBank Corp.	88,300	980,528
Sompo Holdings, Inc.	9,600	424,515
Sony Group Corp.	38,800	3,634,250
Sumitomo Chemical Co. Ltd.	43,300	133,341
Sumitomo Electric Industries Ltd.	22,000	281,447
Sumitomo Metal Mining Co. Ltd.	7,600	262,513
Sumitomo Mitsui Financial Group, Inc.	40,100	1,878,753
Sumitomo Mitsui Trust Holdings, Inc.	10,200	396,270
Suntory Beverage & Food Ltd.	4,200	149,413
Sysmex Corp.	5,200	351,808
T&D Holdings, Inc.	15,400	250,163
TDK Corp.	12,000	458,609
Terumo Corp.	20,700	676,735
TIS, Inc.	6,800	172,217
Tobu Railway Co. Ltd.	5,900	155,976
Tokio Marine Holdings, Inc.	55,400	1,273,922
Tokyo Electron Ltd.	13,800	2,071,202
Tokyo Gas Co. Ltd.	12,000	272,028
Tokyu Corp.	16,300	206,750
Toray Industries, Inc.	42,700	238,675
Toto Ltd.	4,100	125,970
Unicharm Corp.	12,400	458,784
USS Co. Ltd.	6,300	109,070
West Japan Railway Co.	6,800	279,284
Yamaha Corp.	4,300	166,239
Yamaha Motor Co. Ltd.	9,100	266,095
Yamato Holdings Co. Ltd.	8,700	162,791
Yaskawa Electric Corp.	7,400	320,988
Yokogawa Electric Corp.	7,000	131,202
Z Holdings Corp.	82,000	228,135
ZOZO, Inc.	3,900	75,991
TOTAL JAPAN		59,822,093
Korea (South) - 1.9%
AMOREPACIFIC Corp.	870	76,737
BGF Retail Co. Ltd.	239	31,350
Celltrion Healthcare Co. Ltd.	3,297	169,789
CJ CheilJedang Corp.	255	55,881
CJ Corp.	465	23,583
Coway Co. Ltd.	1,778	57,053
Doosan Bobcat, Inc.	1,486	68,036
Hana Financial Group, Inc.	9,100	279,897
Hanon Systems	5,752	38,400
Hanwha Solutions Corp. (a)	3,146	93,194
HD Hyundai Co. Ltd.	1,352	65,181
HMM Co. Ltd.	7,539	103,197
Hyundai Engineering & Construction Co. Ltd.	2,411	70,572
Hyundai Glovis Co. Ltd.	577	78,711
Hyundai Mipo Dockyard Co. Ltd. (a)	691	50,511
Kakao Corp.	9,588	384,955
KB Financial Group, Inc.	11,888	474,987
Korea Zinc Co. Ltd.	245	94,723
Korean Air Lines Co. Ltd.	5,649	108,760
Kumho Petro Chemical Co. Ltd.	543	51,040
LG Chemical Ltd.	1,514	767,830
LG Corp.	2,894	189,125
LG Display Co. Ltd. (a)	7,169	75,617
LG Electronics, Inc.	3,261	276,659
LG H & H Co. Ltd.	264	88,433
LG Uplus Corp.	6,599	51,698
Lotte Chemical Corp.	659	77,674
Mirae Asset Securities Co. Ltd.	8,419	45,662
NAVER Corp.	4,033	716,504
NCSOFT Corp.	439	95,000
Netmarble Corp. (a)(b)	698	26,877
POSCO Chemtech Co. Ltd.	953	393,068
Samsung Engineering Co. Ltd. (a)	4,840	140,156
Samsung SDI Co. Ltd.	1,692	880,615
Samsung SDS Co. Ltd.	1,193	119,793
Samsung Securities Co. Ltd.	1,939	54,480
Shinhan Financial Group Co. Ltd.	13,202	362,490
SK Biopharmaceuticals Co. Ltd. (a)	964	61,414
SK Bioscience Co. Ltd. (a)	826	47,386
SK IE Technology Co. Ltd. (a)(b)	735	61,724
SK Innovation Co., Ltd.	1,706	288,401
SK Square Co. Ltd. (a)	3,052	106,055
SK, Inc.	1,127	134,776
SKC Co. Ltd.	599	46,505
Woori Financial Group, Inc.	16,801	153,188
Yuhan Corp.	1,658	94,727
TOTAL KOREA (SOUTH)		7,732,414
Kuwait - 0.2%
Kuwait Finance House KSCP	249,767	641,491
Malaysia - 0.6%
AMMB Holdings Bhd	50,700	43,403
Axiata Group Bhd	84,204	49,861
CelcomDigi Bhd	108,100	105,966
CIMB Group Holdings Bhd	196,505	241,872
Dialog Group Bhd	106,200	54,172
Gamuda Bhd	57,500	54,835
Hong Leong Credit Bhd	7,000	28,410
IHH Healthcare Bhd	68,800	90,787
Kuala Lumpur Kepong Bhd	14,900	77,061
Malayan Banking Bhd	166,640	333,354
Malaysia Airports Holdings Bhd	23,100	35,349
Maxis Bhd	72,000	64,511
MISC Bhd	41,200	65,697
MR DIY Group M Sdn Bhd (b)	100,800	32,862
Nestle (Malaysia) Bhd	2,200	65,332
Petronas Dagangan Bhd	9,600	48,884
Petronas Gas Bhd	24,800	93,942
PPB Group Bhd	19,700	72,963
Press Metal Aluminium Holdings	113,400	126,754
Public Bank Bhd	447,100	413,486
QL Resources Bhd	33,700	40,957
RHB Bank Bhd	45,518	57,440
Sime Darby Bhd	81,000	39,162
Telekom Malaysia Bhd	34,995	39,504
Top Glove Corp. Bhd (a)	151,100	30,830
TOTAL MALAYSIA		2,307,394
Mexico - 0.9%
America Movil S.A.B. de CV Series L	971,400	1,018,099
Arca Continental S.A.B. de CV	16,100	161,298
CEMEX S.A.B. de CV unit (a)	468,400	355,811
Fomento Economico Mexicano S.A.B. de CV unit	59,600	675,479
Gruma S.A.B. de CV Series B	5,790	103,864
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	5,975	169,006
Grupo Bimbo S.A.B. de CV Series A	40,700	210,998
Grupo Financiero Banorte S.A.B. de CV Series O	79,800	756,349
Grupo Televisa SA de CV	78,300	82,859
Industrias Penoles SA de CV (a)	6,110	87,364
Orbia Advance Corp. S.A.B. de CV	30,900	70,104
TOTAL MEXICO		3,691,231
Netherlands - 3.6%
Akzo Nobel NV	5,240	448,005
ASML Holding NV (Netherlands)	12,392	8,876,003
ING Groep NV (Certificaten Van Aandelen)	111,252	1,623,908
JDE Peet's BV	3,856	116,337
Koninklijke Ahold Delhaize NV	29,975	1,033,197
Koninklijke KPN NV	99,184	358,873
NN Group NV	8,124	311,560
Universal Music Group NV	25,175	645,736
Wolters Kluwer NV	7,918	994,207
TOTAL NETHERLANDS		14,407,826
New Zealand - 0.2%
Mercury Nz Ltd.	21,321	87,268
Meridian Energy Ltd.	39,601	138,845
Spark New Zealand Ltd.	57,440	184,802
Xero Ltd. (a)	4,408	361,846
TOTAL NEW ZEALAND		772,761
Norway - 0.7%
Aker BP ASA	9,687	270,776
DNB Bank ASA	28,581	588,983
Equinor ASA	29,289	895,906
Gjensidige Forsikring ASA	6,145	97,131
Mowi ASA	13,503	237,484
Norsk Hydro ASA	41,660	272,849
Orkla ASA	23,080	182,362
Salmar ASA	2,228	102,947
Telenor ASA	21,503	230,199
TOTAL NORWAY		2,878,637
Peru - 0.1%
Credicorp Ltd. (United States)	2,079	326,507
Philippines - 0.2%
Ayala Corp.	9,320	104,366
JG Summit Holdings, Inc.	80,833	63,362
PLDT, Inc.	2,320	55,339
SM Investments Corp.	7,515	124,794
SM Prime Holdings, Inc.	310,400	188,772
Universal Robina Corp.	26,810	59,849
TOTAL PHILIPPINES		596,482
Poland - 0.3%
Allegro.eu SA (a)(b)	14,624	128,948
CD Projekt RED SA	1,979	80,703
KGHM Polska Miedz SA (Bearer)	4,315	133,630
mBank SA (a)	458	54,677
Orlen SA	17,888	319,252
Powszechna Kasa Oszczednosci Bank SA	26,937	273,428
Powszechny Zaklad Ubezpieczen SA	18,525	187,440
Santander Bank Polska SA (a)	1,104	109,528
TOTAL POLAND		1,287,606
Portugal - 0.1%
Galp Energia SGPS SA Class B	15,349	204,202
Jeronimo Martins SGPS SA	8,688	236,519
TOTAL PORTUGAL		440,721
Qatar - 0.2%
Qatar Fuel Co. (a)	18,390	84,877
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	76,803	88,935
Qatar National Bank SAQ (a)	141,889	661,889
TOTAL QATAR		835,701
Romania - 0.0%
NEPI Rockcastle PLC	14,468	86,685
Russia - 0.1%
Gazprom OAO (c)	372,050	39,482
LUKOIL PJSC (c)	13,192	4,141
Mobile TeleSystems OJSC sponsored ADR (a)(c)	14,384	14,326
Moscow Exchange MICEX-RTS OAO (c)	49,350	9,621
Novatek PJSC GDR (Reg. S) (a)(c)	2,894	127,336
Novolipetsk Steel OJSC (a)(c)	47,040	458
PhosAgro PJSC:
GDR (Reg. S) (a)(c)	4,171	86
sponsored GDR (Reg. S) (a)(c)	26	1
Polyus PJSC (a)(c)	1,031	2,459
TOTAL RUSSIA		197,910
Saudi Arabia - 0.6%
ACWA Power Co.	2,477	121,750
Alinma Bank	30,083	296,692
Bank Albilad	15,040	175,392
Dr Sulaiman Al Habib Medical Services Group Co.	2,698	207,837
National Industrialization Co. (a)	10,020	37,713
Sahara International Petrochemical Co.	11,032	111,155
Saudi Arabian Oil Co. (b)	81,817	706,597
Saudi Basic Industries Corp.	27,650	631,625
Saudi Electricity Co.	25,590	153,065
The Savola Group	7,996	90,156
TOTAL SAUDI ARABIA		2,531,982
Singapore - 0.7%
CapitaLand Investment Ltd.	80,201	205,064
CapitaMall Trust	164,009	251,610
City Developments Ltd.	15,500	86,140
Keppel Corp. Ltd.	44,500	246,971
Singapore Exchange Ltd.	26,600	194,237
STMicroelectronics NV (France)	21,015	1,124,016
United Overseas Bank Ltd.	38,900	880,534
TOTAL SINGAPORE		2,988,572
South Africa - 1.9%
Absa Group Ltd.	26,032	275,768
Anglo American Platinum Ltd.	2,036	101,371
Anglo American PLC (United Kingdom)	39,053	1,200,950
Aspen Pharmacare Holdings Ltd.	11,660	125,045
Bid Corp. Ltd.	10,329	244,656
Bidvest Group Ltd./The	8,897	138,054
Capitec Bank Holdings Ltd.	2,673	268,053
Clicks Group Ltd.	7,543	118,318
Discovery Ltd. (a)	16,533	146,057
FirstRand Ltd.	155,146	631,471
Foschini Group Ltd./The	10,119	61,329
Gold Fields Ltd.	27,529	426,952
Growthpoint Properties Ltd.	107,074	75,858
Impala Platinum Holdings Ltd.	26,325	190,147
Kumba Iron Ore Ltd.	1,969	53,795
MTN Group Ltd.	52,089	407,916
MultiChoice Group Ltd.	9,481	46,923
Naspers Ltd. Class N	6,022	1,183,244
Nedbank Group Ltd.	14,136	185,753
Northam Platinum Holdings Ltd. (a)	10,974	92,719
Old Mutual Ltd.	152,050	110,613
Sanlam Ltd.	54,680	201,093
Sasol Ltd.	17,572	245,342
Shoprite Holdings Ltd.	15,416	222,744
Sibanye-Stillwater Ltd.	86,968	165,275
Standard Bank Group Ltd.	41,266	440,724
Vodacom Group Ltd.	19,100	125,993
Woolworths Holdings Ltd.	29,213	130,680
TOTAL SOUTH AFRICA		7,616,843
Spain - 1.1%
ACS Actividades de Construccion y Servicios SA	6,756	236,143
Amadeus IT Holding SA Class A	13,845	992,817
Iberdrola SA	183,786	2,294,536
Naturgy Energy Group SA	3,875	118,188
Redeia Corp. SA	12,458	208,272
Repsol SA	40,820	623,216
TOTAL SPAIN		4,473,172
Sweden - 1.9%
Alfa Laval AB	8,915	333,601
ASSA ABLOY AB (B Shares)	30,803	740,593
Atlas Copco AB:
(A Shares)	83,014	1,179,287
(B Shares)	47,446	585,728
Beijer Ref AB (B Shares)	11,834	160,988
Boliden AB	8,401	247,487
Epiroc AB:
(A Shares)	20,183	402,966
(B Shares)	12,082	205,223
EQT AB	11,000	262,711
Essity AB (B Shares)	18,710	463,733
H&M Hennes & Mauritz AB (B Shares)	20,193	339,642
Holmen AB (B Shares)	2,906	111,945
Husqvarna AB (B Shares)	12,897	126,625
Kinnevik AB (B Shares) (a)	7,448	101,640
Nibe Industrier AB (B Shares)	46,601	419,420
Sandvik AB	32,779	665,769
SKF AB (B Shares)	10,480	199,716
Svenska Cellulosa AB SCA (B Shares)	18,556	246,440
Svenska Handelsbanken AB (A Shares)	44,804	393,377
Tele2 AB (B Shares)	16,366	123,168
Telia Co. AB	75,097	161,446
TOTAL SWEDEN		7,471,505
Switzerland - 5.2%
ABB Ltd. (Reg.)	48,332	1,939,444
Baloise Holdings AG	1,403	216,873
Banque Cantonale Vaudoise	924	103,626
Clariant AG (Reg.)	6,614	107,926
DSM-Firmenich AG	5,385	595,041
Geberit AG (Reg.)	1,047	592,386
Givaudan SA	284	957,142
Julius Baer Group Ltd.	6,573	465,549
Kuehne & Nagel International AG	1,670	521,654
Lindt & Spruengli AG	3	363,970
Lindt & Spruengli AG (participation certificate)	34	415,618
Logitech International SA (Reg.)	5,051	356,098
Lonza Group AG	2,288	1,325,495
Novartis AG	63,004	6,596,343
SGS SA (Reg.)	4,599	445,318
Sig Group AG	9,380	250,621
Sika AG	4,489	1,393,466
Sonova Holding AG	1,597	444,094
Swiss Life Holding AG	947	600,311
Swisscom AG	795	510,886
Temenos Group AG	1,973	169,143
VAT Group AG (b)	830	352,254
Zurich Insurance Group Ltd.	4,624	2,231,270
TOTAL SWITZERLAND		20,954,528
Taiwan - 5.6%
Acer, Inc.	89,000	98,933
AUO Corp.	199,400	131,093
Cathay Financial Holding Co. Ltd.	292,751	425,375
China Airlines Ltd.	91,000	72,110
China Steel Corp.	363,000	322,234
Chunghwa Telecom Co. Ltd.	117,000	430,792
CTBC Financial Holding Co. Ltd.	541,000	451,034
Delta Electronics, Inc.	60,000	696,500
E.SUN Financial Holdings Co. Ltd.	426,635	350,267
EVA Airways Corp.	79,000	92,208
Evergreen Marine Corp. (Taiwan)	31,157	102,913
Far Eastern New Century Corp.	91,000	85,838
Far EasTone Telecommunications Co. Ltd.	49,000	110,494
First Financial Holding Co. Ltd.	325,465	300,285
Fubon Financial Holding Co. Ltd.	228,843	476,060
Hotai Motor Co. Ltd.	9,000	216,668
Hua Nan Financial Holdings Co. Ltd.	273,357	193,171
Lite-On Technology Corp.	62,000	296,354
MediaTek, Inc.	47,000	1,029,982
Mega Financial Holding Co. Ltd.	343,100	438,600
momo.com, Inc.	2,400	45,658
Nan Ya Plastics Corp.	146,000	324,589
President Chain Store Corp.	18,000	159,499
Sinopac Financial Holdings Co.	317,457	188,038
Taishin Financial Holdings Co. Ltd.	349,721	202,706
Taiwan Cement Corp.	185,887	220,212
Taiwan Cooperative Financial Holding Co. Ltd.	301,240	281,282
Taiwan High Speed Rail Corp.	61,000	58,412
Taiwan Mobile Co. Ltd.	53,000	158,902
Taiwan Semiconductor Manufacturing Co. Ltd.	757,000	13,643,777
Uni-President Enterprises Corp.	149,000	356,339
United Microelectronics Corp.	346,000	518,952
Voltronic Power Technology Corp.	2,000	111,161
Wan Hai Lines Ltd.	22,460	35,952
Yang Ming Marine Transport Corp.	54,000	79,750
TOTAL TAIWAN		22,706,140
Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	13,300	87,979
Advanced Information Service PCL NVDR	24,500	162,066
Airports of Thailand PCL:
(For. Reg.) (a)	33,200	69,480
NVDR (a)	92,700	194,001
Asset World Corp. PCL NVDR	247,500	32,454
B. Grimm Power PCL:
(For. Reg.)	13,000	14,745
NVDR	7,400	8,393
Bangkok Dusit Medical Services PCL:
(For. Reg.)	106,700	89,789
NVDR	216,700	182,354
Berli Jucker PCL NVDR	39,900	40,875
BTS Group Holdings PCL:
(For. Reg.)	90,133	21,369
NVDR	155,100	36,772
Bumrungrad Hospital PCL:
(For. Reg.)	6,200	39,198
NVDR	10,700	67,648
Central Retail Corp. PCL NVDR	58,600	70,752
Charoen Pokphand Foods PCL:
(For. Reg.)	53,600	31,848
NVDR	74,000	43,969
CP ALL PCL:
(For. Reg.)	50,100	93,117
NVDR	128,500	238,834
Delta Electronics PCL NVDR	96,100	317,849
Energy Absolute PCL:
(For. Reg.)	20,900	37,928
NVDR	30,000	54,442
Home Product Center PCL:
(For. Reg.)	25,200	10,474
NVDR	140,600	58,438
Indorama Ventures PCL:
(For. Reg.)	19,500	19,549
NVDR	35,400	35,488
Intouch Holdings PCL:
(For. Reg.)	4,800	10,818
NVDR	28,300	63,782
Kasikornbank PCL NVDR	19,700	72,653
Minor International PCL:
(For. Reg.)	48,599	46,942
NVDR	47,868	46,236
Muangthai Leasing PCL NVDR	24,700	25,665
Osotspa PCL NVDR	44,600	38,184
PTT Exploration and Production PCL:
(For. Reg.)	16,400	76,564
NVDR	25,000	116,713
PTT Global Chemical PCL:
(For. Reg.)	11,900	13,758
NVDR	53,700	62,085
PTT Oil & Retail Business PCL NVDR	102,300	64,078
SCG Packaging PCL NVDR	45,700	54,174
Siam Cement PCL:
(For. Reg.)	4,600	43,758
NVDR	17,900	170,277
TOTAL THAILAND		2,965,498
Turkey - 0.1%
Haci Omer Sabanci Holding A/S	31,629	67,619
Koc Holding A/S	23,072	115,605
Turk Hava Yollari AO (a)	17,013	147,949
Turkiye Is Bankasi A/S Series C	107,917	60,522
Turkiye Sise ve Cam Fabrikalari A/S	42,177	83,594
Yapi ve Kredi Bankasi A/S	91,385	48,266
TOTAL TURKEY		523,555
United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	89,494	213,934
Abu Dhabi Islamic Bank (a)	44,842	137,228
Aldar Properties PJSC	118,679	167,053
Emaar Properties PJSC	204,075	375,602
Emirates NBD Bank PJSC (a)	57,723	267,171
Emirates Telecommunications Corp.	106,979	652,435
First Abu Dhabi Bank PJSC	135,903	541,703
NMC Health PLC (a)(c)	987	0
TOTAL UNITED ARAB EMIRATES		2,355,126
United Kingdom - 8.2%
3i Group PLC	29,931	759,385
Abrdn PLC	61,622	183,393
Admiral Group PLC	6,521	178,170
Ashtead Group PLC	13,479	996,727
Associated British Foods PLC	10,876	286,133
AstraZeneca PLC (United Kingdom)	47,641	6,844,881
Auto Trader Group PLC (b)	28,211	233,970
Barratt Developments PLC	30,294	177,555
Berkeley Group Holdings PLC	3,320	185,171
BT Group PLC	214,274	335,486
Burberry Group PLC	11,596	330,821
CNH Industrial NV	31,446	453,277
Coca-Cola European Partners PLC	6,319	400,561
Croda International PLC	4,295	324,656
DCC PLC (United Kingdom)	3,039	175,934
HSBC Holdings PLC (United Kingdom)	614,081	5,100,814
Informa PLC	42,747	415,944
Intertek Group PLC	4,965	277,939
J Sainsbury PLC	50,634	180,258
Johnson Matthey PLC	5,557	128,440
Just Eat Takeaway.com NV (a)(b)	6,410	114,995
Kingfisher PLC	60,443	190,599
Legal & General Group PLC	183,536	549,753
Lloyds Banking Group PLC	2,036,524	1,176,599
National Grid PLC	113,056	1,498,538
Ocado Group PLC (a)	17,832	214,750
Phoenix Group Holdings PLC	23,025	162,579
Reckitt Benckiser Group PLC	22,008	1,648,666
RELX PLC (London Stock Exchange)	58,497	1,968,819
Sage Group PLC	31,474	378,313
Schroders PLC	24,863	146,553
Segro PLC	37,097	363,252
Spirax-Sarco Engineering PLC	2,270	324,094
St. James's Place PLC	16,680	201,219
Taylor Wimpey PLC	108,743	159,582
Tesco PLC	224,688	744,183
Unilever PLC	77,635	4,171,556
Vodafone Group PLC	704,904	670,548
WPP PLC	33,000	360,319
TOTAL UNITED KINGDOM		33,014,432
United States of America - 1.2%
Brookfield Renewable Corp.	3,961	123,457
James Hardie Industries PLC CDI	13,589	396,874
Schneider Electric SA	16,683	2,975,782
Swiss Re Ltd.	9,267	965,966
Tenaris SA	14,620	242,948
TOTAL UNITED STATES OF AMERICA		4,705,027
TOTAL COMMON STOCKS (Cost $380,986,085)		391,023,057

Nonconvertible Preferred Stocks - 0.7%
	Shares	Value ($)
Brazil - 0.4%
Banco Bradesco SA (PN)	157,255	554,030
Companhia Energetica de Minas Gerais (CEMIG) (PN)	43,068	115,394
Gerdau SA	35,625	220,361
Itau Unibanco Holding SA	149,000	902,429
TOTAL BRAZIL		1,792,214
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	4,390	321,893
Colombia - 0.0%
Bancolombia SA (PN)	17,917	136,811
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,841	206,871
Henkel AG & Co. KGaA	5,325	410,893
TOTAL GERMANY		617,764
Korea (South) - 0.0%
LG Chemical Ltd.	247	75,875
LG H & H Co. Ltd.	60	8,528
TOTAL KOREA (SOUTH)		84,403
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,763,816)		2,953,085

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $198,946)	200,000	198,918

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (f) (Cost $6,239,837)	6,238,590	6,239,837

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $390,188,684)	400,414,897
NET OTHER ASSETS (LIABILITIES) - 0.5% (g)	2,133,169
NET ASSETS - 100.0%	402,548,066

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	50	Sep 2023	5,514,500	181,514	181,514
ICE MSCI Emerging Markets Index Contracts (United States)	44	Sep 2023	2,319,460	117,011	117,011
TME S&P/TSX 60 Index Contracts (Canada)	4	Sep 2023	752,285	18,440	18,440

TOTAL FUTURES CONTRACTS					316,965
The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,116,949 or 1.8% of net assets.

(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $198,918.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Includes $80,036 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	10,183,079	29,522,832	33,466,074	189,965	-	-	6,239,837	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	4,676,936	2,702,083	7,379,019	7,598	-	-	-	0.0%
Total	14,860,015	32,224,915	40,845,093	197,563	-	-	6,239,837

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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